Non-Underlying Items - Summary of Detailed Information About Non Underlying Items (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non Underlying Items [Abstract]
Cost related to the Reverse Recapitalization			€ (84,193)
Net gains on disposals	€ 1,513	€ 553	964	€ 24,014	€ 40,307
Government grants	8,153	17	172	6,177	3,724
Negative goodwill from acquisition of a subsidiary			0	7,896
Gain on debt restructuring			0	7,380
Other			0	(261)	(485)
Total non-underlying items	€ 9,666	€ 570	€ (83,057)	€ 45,206	€ 43,546